Initial Public Offering (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Zanite Acquisition Corp [Member]
Schedule of Reconciliation of Class A Common Stock Reflected on the Balance Sheet
As of March 31, 2022, and December 31, 2021, the Class A common stock reflected on the condensed balance sheets is reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(14,950,000)
Class A common stock issuance costs	(12,288,792)
Plus:
Accretion of Class A common stock to redemption amount	34,138,792

Class A common stock subject to possible redemption	$236,900,000

As of December 31, 2021, the Class A common stock reflected on the balance sheet is reconciled in the following table:

As of December 31, 2021
Gross proceeds	$230,000,000
Less:
Proceeds allocated to public warrants	(14,950,000)
Class A common stock issuance costs	(12,288,792)
Plus:
Accretion of Class A common stock to redemption amount	34,138,792

Contingently redeemable Class A common stock	$236,900,000